UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity      Name of Issuer                                 Market Value (1)($)
--------------------------------------------------------------------------------
COMMON STOCKS (98.5%) (2)

COMMERCIAL SERVICES (1.0%)
     46,000   ChoicePoint, Inc. (3)                                   1,961,900
                                                               ----------------

COMMUNICATIONS (3.2%)
     51,750   Nextel Communications, Inc. (3)                         1,233,720
    173,250   Nextel Partners, Inc. (3)                               2,872,485
     73,250   Western Wireless Corp. (3)                              1,883,257
                                                               ----------------
                                                                      5,989,462
                                                               ----------------
CONSUMER DURABLES (1.3%)
     51,550   Electronic Arts, Inc. (3)                               2,370,785
                                                               ----------------

CONSUMER NON-DURABLES (2.1%)
     91,000   Coach, Inc. (3)                                         3,860,220
                                                               ----------------

CONSUMER SERVICES (5.8%)
     29,000   Career Education Corp. (3)                                824,470
     33,000   Education Management Corp. (3)                            879,120
     39,900   Harrah's Entertainment, Inc.                            2,113,902
    108,500   International Game Technology                           3,900,575
     45,500   Royal Caribbean Cruises, Ltd.                           1,983,800
     39,200   XM Satellite Radio Holdings, Inc. (3)                   1,215,984
                                                               ----------------
                                                                     10,917,851
                                                               ----------------
ELECTRONIC TECHNOLOGY (13.7%)
     45,050   Analog Devices, Inc.                                    1,747,039
    118,800   ASML Holding N.V. (3)                                   1,528,956
     67,500   ATI Technologies, Inc. (3)                              1,034,775
     58,850   Broadcom Corp. (3)                                      1,606,016
    130,000   Foundry Networks, Inc. (3)                              1,233,700
    102,850   Jabil Circuit, Inc. (3)                                 2,365,550
    138,850   Juniper Networks, Inc. (3)                              3,276,860
     33,500   KLA-Tencor Corp. (3)                                    1,389,580
     69,800   Lam Research Corp. (3)                                  1,527,224
     36,500   Lexmark International, Inc. (3)                         3,066,365
     94,000   Marvell Technology Group, Ltd. (3)                      2,456,220
     22,000   Network Appliance, Inc. (3)                               506,000
    246,150   Sonus Networks, Inc. (3)                                1,385,825
     95,200   Xilinx, Inc.                                            2,570,400
                                                               ----------------
                                                                     25,694,510
                                                               ----------------
ENERGY MINERALS (7.6%)
     59,100   Apache Corp.                                            2,961,501
     35,500   Murphy Oil Corp.                                        3,080,335
     48,500   Premcor, Inc. (3)                                       1,867,250
     34,000   Valero Energy Corp.                                     2,727,140
    112,812   XTO Energy, Inc.                                        3,664,134
                                                               ----------------
                                                                     14,300,360
                                                               ----------------
FINANCE (9.0%)
     44,350   Ace, Ltd.                                               1,776,661
     33,750   Legg Mason, Inc.                                        1,797,863
     30,300   Lehman Brothers Holdings, Inc.                          2,415,516
     88,416   New York Community Bancorp, Inc.                        1,816,065
     38,000   T. Rowe Price Group, Inc.                               1,935,720
    237,800   TCF Financial Corp.                                     7,202,962
                                                               ----------------
                                                                     16,944,787
                                                               ----------------
HEALTH SERVICES (5.7%)
     98,350   Caremark Rx, Inc. (3)                                   3,154,085
     34,800   Laboratory Corp. (3)                                    1,521,456
     49,800   Stericycle, Inc. (3)                                    2,285,820
     99,000   WellChoice, Inc. (3)                                    3,695,670
                                                               ----------------
                                                                     10,657,031
                                                               ----------------
HEALTH TECHNOLOGY (17.5%)
     25,800   Alcon, Inc.                                             2,069,160
     75,205   Biogen Idec, Inc. (3)                                   4,600,290
     58,000   Boston Scientific Corp. (3)                             2,304,340
     81,500   Celgene Corp. (3)                                       4,745,745
    277,250   Elan Corp., A.D.R. (3)                                  6,487,650
     72,000   Fisher Scientific International, Inc. (3)               4,199,760
     98,500   Gilead Sciences, Inc. (3)                               3,681,930
     13,000   OSI Pharmaceuticals, Inc. (3)                             798,980
     61,600   Teva Pharmaceutical Industries, A.D.R.                  1,598,520
     63,000   Varian Medical Systems, Inc. (3)                        2,177,910
                                                               ----------------
                                                                     32,664,285
                                                               ----------------
================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
Quantity      Name of Issuer                                 Market Value (1)($)
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES (2.5%)
     79,100   Chicago Bridge & Iron Co.                               2,372,209
     38,000   Smith International, Inc. (3)                           2,307,740
                                                               ----------------
                                                                      4,679,949
                                                               ----------------
PROCESS INDUSTRIES (0.5%)
     19,650   Millipore Corp. (3)                                       940,252
                                                               ----------------
PRODUCER MANUFACTURING (5.2%)
     86,000   AMETEK, Inc.                                            2,607,520
     36,200   Danaher Corp.                                           1,856,336
     33,100   ITT Industries, Inc.                                    2,647,669
    100,550   Thermo Electron Corp. (3)                               2,716,861
                                                               ----------------
                                                                      9,828,386
                                                               ----------------
RETAIL TRADE (5.3%)
     28,050   Best Buy Co., Inc.                                      1,521,432
     97,900   Chico's FAS, Inc. (3)                                   3,348,180
     10,950   Michael's Stores, Inc.                                    648,349
     64,000   PETsMART, Inc.                                          1,816,960
     59,050   Staples, Inc.                                           1,760,871
     34,300   TJX Companies, Inc.                                       755,972
                                                               ----------------
                                                                      9,851,764
                                                               ----------------
TECHNOLOGY SERVICES (16.4%)
     68,590   Adobe Systems, Inc.                                     3,393,147
      9,200   Affiliated Computer Services, Inc. (3)                    512,164
     80,000   Amdocs, Ltd. (3)                                        1,746,400
     68,000   Autodesk, Inc.                                          3,306,840
    147,450   BEA Systems, Inc. (3)                                   1,018,879
     81,500   Business Objects, A.D.R. (3)                            1,899,765
    100,100   Ceridian Corp. (3)                                      1,842,841
    117,550   Check Point Software Tech., Ltd. (3)                    1,994,824
     57,550   Citrix Systems, Inc. (3)                                1,008,276
     16,100   Cognizant Tech. Solutions Corp. (3)                       491,211
     65,500   Cognos, Inc. (3)                                        2,326,560
     64,062   Fiserv, Inc. (3)                                        2,233,201
     19,250   McAfee, Inc. (3)                                          386,925
     41,500   Mercury Interactive Corp. (3)                           1,447,520
     31,550   NAVTEQ (3)                                              1,124,442
     33,900   SunGard Data Systems, Inc. (3)                            805,803
     66,500   Symantec Corp. (3)                                      3,649,520
     16,250   VeriSign, Inc. (3)                                        323,050
     70,100   Veritas Software Corp. (3)                              1,247,780
                                                               ----------------
                                                                     30,759,148
                                                               ----------------
TRANSPORTATION (1.7%)
     19,350   C.H. Robinson Worldwide, Inc.                             897,647
     45,300   Expeditors Intl. of Washington, Inc.                    2,342,010
                                                               ----------------
                                                                      3,239,657
                                                               ----------------
Total common stocks                                                 184,660,347
(cost:  $149,723,555)                                          ----------------

SHORT-TERM SECURITIES (1.7%)(2)
  3,280,000   Sit Money Market Fund, 1.13% (4)                        3,280,000
(cost:  $3,280,000)                                            ----------------

Total investments in securities
(cost:  $153,003,555)                                              $187,940,347
                                                               ================
Liabilities in Excess of Other Assets (-0.2%)                          (502,381)
                                                               ----------------
Total Net Assets                                                   $187,437,966
                                                               ================

                                                               ----------------
Aggregate Cost                                                      153,003,555
                                                               ----------------
Gross Unrealized Appreciation                                        43,452,812
Gross Unrealized Depreciation                                        (8,516,021)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                            34,936,792
                                                               ================
Notes To Schedule of Investments
--------------------------------
(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Sit Mid Cap Growth Fund, Inc.

By:           /s/ Paul E. Rasmussen
              ----------------------------------------
              Paul Rasmussen
              Vice President and Treasurer

Date:         November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Paul E. Rasmussen
              ----------------------------------------
              Paul Rasmussen
              Vice President and Treasurer

Date:         November 24, 2004

By:           /s/ Eugene C. Sit
              ----------------------------------------
              Eugene C. Sit
              Chairman

Date:         November 24, 2004